Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Equity (Details) [Line Items]
Public offering of ordinary shares, net		$ 218,900
Deferred tax assets in connection with public offering expense	$ 175	$ 1,156	$ 1,300
Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	2,900		$ 2,900
Weighted-average period			3 years 3 months 18 days
RSUs and PSUs [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 67,000		$ 67,000
Weighted-average period			2 years 7 months 6 days
Ordinary Shares [Member]
Equity (Details) [Line Items]
Sale of public offering shares (in Shares)		7,931,034